Note 43	12 Months Ended
Dec. 31, 2021
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Disclosure of Income and Expenses From Insurance and Reinsurance Contracts [Text Block]	Income and expense from insurance and reinsurance contracts
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying consolidated income statements is as follows:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	2021	2020	2019
Income from insurance and reinsurance contracts	2,593	2,497	2,890
Expense from insurance and reinsurance contracts	(1,685)	(1,520)	(1,751)
Total	908	977	1,138
The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2021, 2020 and 2019:

Income by type of insurance product (Millions of Euros)
	2021	2020	2019
Life insurance	622	497	631
Individual	583	439	477
Group insurance	39	59	154
Non-Life insurance	286	480	508
Home insurance	—	91	90
Other non-life insurance products	286	389	418
Total	908	977	1,138